Capital and Other Components of Equity - Summary of Changes in Value of Equity (Details) - $ / shares		9 Months Ended		12 Months Ended
	Oct. 11, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Class Of Warrant Or Right [Line Items]
Warrants outstanding, Weighted average exercise price		$ 28.64
Warrants outstanding, Weighted average exercise price	$ 1.62	$ 3.10		$ 28.64
Number of warrants outstanding, beginning balance		1,925,929	497,355	497,355
Number of warrants issued	3,208,557	10,308,166		1,428,574	497,355
Number of warrants exercised		1,173,970
Number of warrants outstanding, ending balance		10,562,770	497,355	1,925,929	497,355
Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, Weighted average exercise price		$ 325.34	$ 325.34	$ 325.34	$ 325.34
Issued, Weighted average exercise price		0.0001		0.0035
Reclassification from liability related to warrants, Weighted average exercise price		78.75	0
Exercised, Weighted average exercise price		0.0001		0.0035
Warrants outstanding, Weighted average exercise price		120.36	325.34	325.34	325.34
Warrants exercisable, Weighted average exercise price		$ 143.32	$ 325.34	$ 325.34	$ 325.34
Number of warrants outstanding, beginning balance		176,429	176,429	176,429	176,429
Number of warrants issued		645,526		185,715
Number of Warrants, Reclassification From Liability Related To Warrants		497,355
Number of warrants exercised		(645,526)		(185,715)
Number of warrants outstanding, ending balance		673,784	176,429	176,429	176,429
Number of warrants exercisable		673,784	176,429	176,429	147,858